CONDENCED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
COLLABORATION REVENUES	$ 1,133	$ 7,793	$ 4,598	$ 14,151
RESEARCH AND DEVELOPMENT EXPENSES	6,451	11,440	14,381	22,233
GENERAL AND ADMINISTRATIVE EXPENSES	2,233	1,638	4,994	3,332
TOTAL OPERATING LOSS	7,551	5,285	14,777	11,414
FINANCIAL INCOME, net	(481)	(359)	(597)	(760)
LOSS FOR THE PERIOD	$ 7,070	$ 4,926	$ 14,180	$ 10,654
BASIC AND DILUTED LOSS PER ORDINARY SHARE	$ 0.31	$ 0.26	$ 0.64	$ 0.56
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE	22,920,557	18,949,968	22,143,099	18,949,968